Securities Financing Activities (Tables)	12 Months Ended
Dec. 31, 2023
Offsetting [Abstract]
Schedule of Resell Agreements	The following table presents securities borrowed or purchased under agreements to resell:

(Dollars in millions)	Dec 31, 2023	Dec 31, 2022
Securities purchased under agreements to resell	$1,168	$2,415
Securities borrowed	1,210	766
Total securities borrowed or purchased under agreements to resell	$2,378	$3,181

Fair value of collateral permitted to be resold or repledged	$2,175	$3,058
Fair value of securities resold or repledged	12	864

Schedule of Repurchase Agreements	The following table presents the Company’s related activity, by collateral type and remaining contractual maturity:

	December 31, 2023			December 31, 2022
(Dollars in millions)	Overnight and Continuous	Up to 30 days	Total	Overnight and Continuous	Up to 30 days	Total
U.S. Treasury	$12	$—	$12	$318	$—	$318
State and Municipal	415	—	415	272	—	272
GSE	—	—	—	74	—	74
Agency MBS – residential	—	1,500	1,500	1,019	26	1,045
Corporate and other debt securities	420	80	500	369	50	419
Total securities sold under agreements to repurchase	$847	$1,580	$2,427	$2,052	$76	$2,128